Fair Value Measurements (Details) - Schedule of Company's Liabilities are Measured at Fair Value - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 6,860,609	$ 44,688,320
Warrant Liability-Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Warrant Liability-Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Warrant Liability-Private Placement Warrants	$ 428,000	$ 356,666